Fair values of financial instruments carried at fair value	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Fair values of financial instruments carried at fair value	6Fair values of financial instruments carried at fair value
The accounting policies, control framework and hierarchy used to determine fair values at 30 June 2026 are consistent with those applied for the
Annual Report and Accounts 2025.

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2026				At 31 Dec 2025
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	328,170	88,974	6,843	423,987	267,638	92,418	6,097	366,153
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	50,524	63,046	25,372	138,942	46,436	61,267	25,360	133,063
Derivatives	2,272	251,677	2,046	255,995	1,798	233,759	2,183	237,740
Financial investments	308,181	76,550	1,708	386,439	300,795	81,522	2,805	385,122
Liabilities
Trading liabilities	53,362	32,972	29	86,363	46,579	25,476	67	72,122
Financial liabilities designated at fair value	1,297	158,933	13,521	173,751	1,370	146,353	10,733	158,456
Derivatives	2,565	248,429	3,668	254,662	1,853	232,559	3,442	237,854
There were no material transfers between Level 1 and Level 2 during the reporting period.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2026				At 31 Dec 2025
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	9	50	—	59	26	87	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,521	2,702	844	11,067	6,327	24	—	6,351
Derivatives	—	36	2	38	—	9	5	14
Financial investments	1,682	201	—	1,883	157	44	—	201
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	197	9	—	206	1,345	—	—	1,345
Derivatives	—	7	2	9	—	13	3	16
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	481	2	20,194	—	20,677	—	1	—	1
Structured notes	—	—	—	—	—	—	13,281	—	13,281
Other derivatives	—	—	—	2,046	2,046	—	—	3,668	3,668
Bonds	1,135	3,804	1,805	—	6,744	5	—	—	5
Loans	22	2,202	1,822	—	4,046	4	—	—	4
Other portfolios	70	835	1,551	—	2,456	20	239	—	259
At 30 Jun 2026	1,708	6,843	25,372	2,046	35,969	29	13,521	3,668	17,218

Private equity including strategic investments	595	1	20,364	—	20,960	—	1	—	1
Structured notes	—	—	—	—	—	—	10,617	—	10,617
Other derivatives	—	—	—	2,183	2,183	—	—	3,442	3,442
Bonds	2,111	3,356	2,008	—	7,475	41	—	—	41
Loans	21	1,667	1,565	—	3,253	11	—	—	11
Other portfolios	78	1,073	1,423	—	2,574	15	115	—	130
At 31 Dec 2025	2,805	6,097	25,360	2,183	36,445	67	10,733	3,442	14,242
The basis for determining the fair value of the financial instruments in the table above is explained on page 334 of the Annual Report and Accounts
2025 on Form 20-F.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2026	2,805	6,097	25,360	2,183	67	10,733	3,442
Total gains or losses recognised in profit or loss	1	(440)	202	627	(5)	13	1,207
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(440)	—	627	(5)	13	1,207
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	238	—	—	—	—
– other income/(losses)	1	—	(36)	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(88)	24	(149)	(25)	1	(85)	(47)
Purchases	1,057	3,670	2,518	—	11	—	—
New issuances	—	—	129	—	—	6,243	—
Sales	(14)	(2,514)	(94)	—	(98)	—	—
Settlements	(1,673)	(346)	(2,886)	(584)	(43)	(2,592)	(776)
Transfers out	(492)	(354)	(262)	(285)	(1)	(2,436)	(515)
Transfers in	112	706	554	130	97	1,645	357
At 30 Jun 2026	1,708	6,843	25,372	2,046	29	13,521	3,668
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2026	—	36	107	804	12	(120)	(1,086)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	36	—	804	12	—	(1,086)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	120	—	—	—	—
– other income/(losses)	—	—	(13)	—	—	(120)	—

At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– other income/(losses)	1	—	45	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– net income from assets and liabilities of insurance businesses, including related derivatives measured at fair value through profit or loss	—	—	94	—	—	—	—
– other income/(losses)	—	—	22	—	—	(179)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	593	(327)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,856	(1,458)	—	—
Financial investments	—	—	68	(52)
At 30 Jun 2026	2,449	(1,785)	68	(52)

Derivatives, trading assets and trading liabilities[1]	524	(309)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,873	(1,470)	—	—
Financial investments	19	(19)	52	(55)
At 30 Jun 2025	2,416	(1,798)	52	(55)

Derivatives, trading assets and trading liabilities[1]	483	(295)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,750	(1,434)	—	—
Financial investments	—	—	49	(49)
At 31 Dec 2025	2,233	(1,729)	49	(49)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these financial instruments are risk-managed.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the table above reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2026. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 336 and
337 of the Annual Report and Accounts 2025 on Form 20-F.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Key valuation techniques	Key unobservable inputs	30 Jun 2026		31 Dec 2025
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	20,677	1	Price – Net asset value	Current Value/Cost	0	34	0	75
Structured notes	—	13,281
– equity-linked notes	—	9,456	Model – Option model	Equity volatility	5%	174%	5%	132%
			Model – Option model	Equity correlation	10%	100%	10%	100%
– foreign exchange-linked notes	—	577	Model – Option model	FX volatility	4%	51%	3%	56%
– other structured notes	—	3,248
Derivatives	2,046	3,668
– interest rate derivatives	628	886
securitisation swaps	100	263	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	4	3	Model – Option model	Interest rate volatility	8%	23%	5%	20%
other interest rate derivatives	524	620
– foreign exchange derivatives	661	595
foreign exchange options	362	340	Model – Option model	FX volatility	0%	28%	0%	22%
other foreign exchange derivatives	299	255
– equity derivatives	597	1,830
long-dated single stock options	35	511	Model – Option model	Equity volatility	5%	119%	5%	100%
other equity derivatives	562	1,319
– credit derivatives	135	349
total return swaps	60	284	Market proxy	Price	66	100	68	102
other credit derivatives	75	65
– other derivatives	25	8
Bonds	6,744	5	Market proxy	Price	0	105	0	3,342
Loans	4,046	4	Market proxy	Price	0	113	0	112
Other portfolios[2]	2,456	259
At 30 Jun 2026	35,969	17,218
1‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments.
2‘Other portfolios’ includes a range of smaller asset holdings.
7Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities and non-trading repurchase and reverse repurchase agreements are explained on page
338 of the Annual Report and Accounts 2025 on Form 20-F.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	110,529	110,514	108,462	108,452
Loans and advances to customers	1,022,105	1,013,525	988,399	980,792
Reverse repurchase agreements – non-trading	311,871	311,734	298,392	298,545
Financial investments – at amortised cost	218,320	216,213	182,089	181,683
Liabilities
Deposits by banks	91,401	91,428	97,952	97,981
Customer accounts	1,827,703	1,827,675	1,786,828	1,787,070
Repurchase agreements – non-trading	276,266	276,275	204,974	204,966
Debt securities in issue	105,027	106,562	99,675	101,020
Subordinated liabilities	27,872	30,908	28,406	31,617

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	1,147	1,147	45	45
Loans and advances to customers	5,828	5,828	3,493	3,493
Financial investments – at amortised cost	1,729	1,725	93	93
Liabilities
Deposits by banks	56	56	131	131
Customer accounts	18,034	18,034	16,173	16,173
Debt securities in issue	473	473	495	495
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.